INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAX
Schedule of Reconciliation of Effective Tax Rate
	Year ended December 31
Reconciliation of effective tax rate	2023	2022

Net loss	$(20,996)	$(24,442)
Total income tax (recovery) expense	(110)	107
Loss excluding income tax	(21,106)	(24,335)
Income tax recovery using the Company's domestic tax rate	(5,699)	(6,570)
Non-deductible expenses and other	318	631
Change in tax rates	–	–
Deferred income tax assets not recognized	5,491	5,832
	$110	$(107)

Schedule of Deferred Income Tax Assets (Liabilities)
	Year ended December 31
Deferred income tax assets (liabilities)	2023	2022

Tax losses	$2,262	$2,167
Net deferred income tax assets	2,262	2,167
Resource property/investment in Pebble Partnership	(2,262)	(2,167)
Net deferred income tax liability	$–	$–

Schedule of Taxable Temporary Differences
		Resource
Expiry	Tax losses	pools	Other
Within one year	$–	$–	$–
One to five years	–	–	1,300
After five years	339,693	–	–
No expiry date	37,595	93,248	190
Total	$377,288	$93,248	$1,490